Prepaid expenses and other receivables	12 Months Ended
Dec. 31, 2017
Prepaid expenses and other receivables
Prepaid expenses and other receivables

10.    Prepaid expenses and other receivables

	Dec 31, 2017	Dec 31, 2016
Amounts due within one year	US $	US $
Prepayments and other receivables	317,584	401,064

	317,584	401,064

The maximum exposure to credit risk at the end of each reporting period is the fair value of each class of receivables set out above. The Group held no collateral as security. The Directors estimate that the carrying value of receivables approximated their fair value.